Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Composition of Property, Plant and Equipment
Composition

	As at December 31, 2017
	Balance at beginning of year	Additions	Disposals	Differences in translation reserves	Sale of subsidiaries*	Balance at end of year
	$ thousands
Cost
Land, roads, buildings and leasehold improvements	1,041,723	4,139	(1,615)	4,167	(1,005,625)	42,789
Installations, machinery and equipment	2,445,579	68,410	(70,142)	49,825	(1,994,241)	499,431
Dams	164,469	105	(5)	-	(164,569)	-
Office furniture and equipment and motor vehicles	455,352	43,744	(4,954)	11,589	(500,163)	5,568
	4,107,123	116,398	(76,716)	65,581	(3,664,598)	547,788
Plants under construction	131,178	109,709	(15)	9,356	(85,609)	164,619
Spare parts for installations	68,854	4,364	(186)	1,487	(61,129)	13,390
	4,307,155	230,471	(76,917)	76,424	(3,811,336)	725,797

Accumulated depreciation
Land, roads, buildings and leasehold improvements	83,737	20,523	(807)	530	(96,690)	7,293
Installations, machinery and equipment	637,794	112,416	(13,466)	8,547	(644,458)	100,833
Dams	48,385	8,097	(250)	-	(56,232)	-
Office furniture and equipment and motor vehicles	39,939	23,824	(1,307)	484	(61,433)	1,507
	809,855	164,860	(15,830)	9,561	(858,813)	109,633

Balance as at December 31, 2017	3,497,300	65,611	(61,087)	66,863	(2,952,523)	616,164

*	This amount includes impairment as a result of the sale of Colombian assets. The Company recorded the impairment in cost of sales of $ 10 million.

	As at December 31, 2016
	Balance at beginning of year	Additions	Disposals	Differences in translation reserves	Acquisition as part of business combination	Transfers and Reclassifications	Balance at end of year
	$ thousands
Cost
Land, roads, buildings and leasehold improvements	288,538	7,759	(1,244)	629	2,441	743,600	1,041,723
Installations, machinery and equipment	1,840,754	46,652	(35,616)	7,350	—	586,439	2,445,579
Dams	138,310	159	(965)	—	—	26,965	164,469
Office furniture and equipment and motor vehicles	52,124	25,866	(8,958)	12,129	375,063	(872)	455,352
	2,319,726	80,436	(46,783)	20,108	377,504	1,356,132	4,107,123
Plants under construction	1,260,375	217,278	(167)	385	7,839	(1,354,532)	131,178
Spare parts for installations	44,299	20,139	(477)	281	7,152	(2,540)	68,854
	3,624,400	317,853	(47,427)	20,774	392,495	(940)	4,307,155

Accumulated depreciation
Land, roads, buildings and leasehold improvements	71,953	13,169	(1,434)	48	—	1	83,737
Installations, machinery and equipment	530,324	123,275	(16,512)	970	—	(263)	637,794
Dams	46,764	1,742	(121)	—	—	—	48,385
Office furniture and equipment and motor vehicles	21,538	20,591	(2,665)	212	—	263	39,939
	670,579	158,777	(20,732)	1,230	—	1	809,855

Balance as at December 31, 2016	2,953,821	159,076	(26,695)	19,544	392,495	(941)	3,497,300

Prepayments on account of property, plant & equipment	6,057						—
	2,959,878						3,497,300

Schedule of Net Carrying Values of Property, Plant and Equipment
Net carrying values

	As at December 31
	2017	2016
	$ thousands
Land, roads, buildings and leasehold improvements	35,496	957,986
Installations, machinery and equipment	398,598	1,807,785
Dams	-	116,084
Office furniture and equipment, motor vehicles and other equipment	4,061	415,413
Plants under construction	164,619	131,178
Spare parts for installations	13,390	68,854
	616,164	3,497,300

Schedule of Composition of Depreciation Expense
The composition of the depreciation expense from continuing operations is as follows:

	As at December 31
	2017	2016
	$ thousands
Depreciation charged to results	30,794	27,286

Schedule of Composition of Depreciation and Amortization Expense
	As at December 31
	2017	2016
	$ thousands
Depreciation charged to cost of sales	30,102	26,697
Depreciation charged to general, selling and administrative expenses	597	468
Depreciation charged to results	30,699	27,165
Amortization of intangibles charged to cost of sales	-	-
Amortization of intangibles charged to general, selling and administrative expenses	95	121
Depreciation and amortization from continuing operations	30,794	27,286

I.C. Power [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Composition of Property, Plant and Equipment
In I.C. Power, property, plant and equipment includes assets acquired through financing leases. As at December 31, 2017 and 2016, the cost and corresponding accumulated depreciation of such assets are as follows:

	As of December 31, 2017			As of December 31, 2016
	Cost	Accumulated depreciation	Net cost	Cost	Accumulated Depreciation	Net cost
	$ thousands

Land, roads, buildings and leasehold improvements	-	-	-	42,288	(6,602)	35,686
Installations, machinery and equipment	-	-	-	275,852	(117,368)	158,484
Motor vehicles	-	-	-	410	(46)	364
	-	-	-	318,550	(124,016)	194,534